Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net earnings	$ 1,459	$ 3,149
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	(94)	(46)
Cash flow hedges adjustments to equity	78	42
Foreign currency translation adjustments to equity	636	(575)
Reclassification of foreign currency translation adjustments on disposal of business		(19)
Other comprehensive income that will be reclassified to profit or loss, net of tax	620	(598)
Items that will not be reclassified to net earnings:
Remeasurement on defined benefit pension plans	20	(67)
Related tax (expense) benefit on remeasurement on defined benefit pension plans	(34)	9
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(14)	(58)
Other comprehensive income (loss)	606	(656)
Total comprehensive income	2,065	2,493
Common shareholders:
Non-controlling interests	64	49
Total comprehensive income	2,065	2,493
Continuing operations [member]
Common shareholders:
Continuing operations	2,004	388
Discontinued operations [member]
Common shareholders:
Continuing operations	$ (3)	$ 2,056